Fees Summary	Oct. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 288,362,501.00
Previously Paid Amount	15,310.00
Total Fee Amount	39,822.86
Total Offset Amount	0.00
Net Fee	$ 24,512.86